COMMITMENTS - Narrative (Details) $ in Millions		6 Months Ended	12 Months Ended
	Feb. 28, 2024	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($) tonne
Disclosure of commitments [line items]
Commitments in relation to associates		$ 1,409	$ 1,487
Commitments in relation to joint ventures		824	838
Provision of guarantees or collateral by entity, third party transactions		139	155
Pledges of property, plant and equipment		45	59
Other commitments		1,266	1,374
Supply commitment, remaining minimum amount committed		67	131
Serra Azul Mine, Brazil
Disclosure of commitments [line items]
Contractual capital commitments		27	$ 49
Expected capacity of DRI pellet feed (in tonnes) | tonne			4,500,000
ArcelorMittal Brasil S.A.
Disclosure of commitments [line items]
Expected costs to be in compliance with the ECA		56	$ 78
Maximum fine for non-compliance with agreement		18	21
Other commitments		317	348
ArcelorMittal Liberia Ltd
Disclosure of commitments [line items]
Contractual capital commitments		$ 363	$ 507
Concentrate sinter fines capacity (in tonnes) | tonne			15,000,000
5.146 billion 10-year term loan
Disclosure of commitments [line items]
Percent guaranteed		60.00%
Asset-based revolving credit facility | Operating subsidiaries | South Africa
Disclosure of commitments [line items]
Debt instrument, collateral amount		$ 151
Debt instrument, ceded bank accounts to secure environmental obligations, true sale of receivables programs and revolving base finance facility		106
Associates
Disclosure of commitments [line items]
Provision of guarantees or collateral by entity, related party transactions		12	$ 12
Commitments within sureties, guarantees, LOC, pledges, and other collateral		320	319
Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		5,526	4,992
Commitments within sureties, guarantees, LOC, pledges, and other collateral		555	313
Tameh
Disclosure of commitments [line items]
Commitments in relation to joint ventures		334	334
Enerfos
Disclosure of commitments [line items]
Commitments in relation to joint ventures		420	413
Calvert | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		739	421
Al Jubail | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		196	208
Global Chartering Limited
Disclosure of commitments [line items]
Counter guarantees		393	480
ArcelorMittal Nippon Steel India Limited | Joint ventures
Disclosure of commitments [line items]
Provision of guarantees or collateral to entity, related party transactions		3,808	3,490
Kryvyi Rih Industrial Gas
Disclosure of commitments [line items]
Commitments in relation to associates		$ 897	$ 704
The fonds d'Urbanisation et d'Aménagement du Plateau de Kirchberg and the State of the Grand-Duchy of Luxembourg | ArcelorMittal
Disclosure of commitments [line items]
Proportion of ownership interest in subsidiary	50.00%